Accounts Receivable-Third Parties (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of accounts receivable

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accounts receivable, gross	44,631	41,426
Allowance for doubtful accounts	(8)	(16)
Accounts receivable, net	44,623	41,410

Schedule of movements on the allowance for doubtful accounts

	2020	2019

	(in US$’000)
As at January 1	16	41
Increase in allowance for doubtful accounts	8	14
Decrease in allowance due to subsequent collection	(16)	(34)
As at June 30	8	21